INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net deferred tax benefit - current
Net operating loss carryforwards	$ 758	$ 758
Employees benefits and compensation	4,409	5,926
Accruals, reserves and others	5,435	5,174
Gross deferred tax benefit - current	10,602	11,858
Valuation allowance	(1,346)	(1,369)
Total net current deferred tax benefit	9,256	10,489
Net deferred tax benefit - long-term
Net operating loss carryforwards	271,631	256,139
Employees benefits and compensation	5,756	5,699
Research and development	1,879	2,707
Others	664	1,684
Gross deferred tax benefit - long-term	279,930	266,229
Valuation allowance	(238,719)	(222,568)
Total net long-term deferred tax benefit	41,211	43,661
Deferred tax liability - depreciation and amortization	(55,099)	(48,721)
Intangible assets	(10,434)	(12,785)
Debt discount	(1,203)	(1,209)
Others	(1,279)	(1,374)
Total net long-term deferred tax liability	$ (26,804)	$ (20,428)